CONCENTRATIONS	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS
CONCENTRATIONS
NOTE 6 - CONCENTRATIONS

As of December 31, 2022 and 2021, and for the years then ended, the Company had the following revenue and accounts receivable concentrations:

	Revenues		Accounts Receivable
Customer	2022	2021	12/31/2022	12/31/2021
Customer A	44%	*	*	*
Customer B	39%	*	*	*
Customer C	12%	50%	*	*
Customer D	*	25%	*	61%
Customer E	*	18%	*	*
Customer F	*	*	*	39%

* = Less than 10%